Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 1,472,836	$ 23,276,019	$ 4,481,995
Unrealized losses, 12 months or less	64,128	1,432,201	227,060
Fair value, greater than 12 months	3,913,147	1,741,183	1,444,158
Unrealized losses, greater than 12 months	376,175	681,299	87,319
Fair value, total	5,385,983	25,017,202	5,926,153
Unrealized losses, total	440,303	2,113,500	314,379
U.S. Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		600,970	23,411
Unrealized losses, 12 months or less		5,395	51
Fair value, greater than 12 months		4,959	23,481
Unrealized losses, greater than 12 months		12	211
Fair value, total		605,929	46,892
Unrealized losses, total		5,407	262
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		4,536	3,342
Unrealized losses, 12 months or less		51	24
Fair value, greater than 12 months		0	0
Unrealized losses, greater than 12 months		0	0
Fair value, total		4,536	3,342
Unrealized losses, total		51	24
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	0	1,873,125	51,483
Unrealized losses, 12 months or less	0	48,306	599
Fair value, greater than 12 months	124,457	28,015	146,339
Unrealized losses, greater than 12 months	5,345	1,122	1,494
Fair value, total	124,457	1,901,140	197,822
Unrealized losses, total	5,345	49,428	2,093
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	0	42,338	66,859
Unrealized losses, 12 months or less	0	1,787	10,463
Fair value, greater than 12 months	11,488	32,219	0
Unrealized losses, greater than 12 months	1,062	5,329	0
Fair value, total	11,488	74,557	66,859
Unrealized losses, total	1,062	7,116	10,463
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		1,319,479	129,018
Unrealized losses, 12 months or less		50,552	3,589
Fair value, greater than 12 months		20,454	35,919
Unrealized losses, greater than 12 months		5,824	2,025
Fair value, total		1,339,933	164,937
Unrealized losses, total		56,376	5,614
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		16,369,002	4,101,602
Unrealized losses, 12 months or less		1,265,080	211,776
Fair value, greater than 12 months		1,639,373	1,198,903
Unrealized losses, greater than 12 months		668,249	83,065
Fair value, total		18,008,375	5,300,505
Unrealized losses, total		1,933,329	294,841
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	75,329	3,066,569	102,104
Unrealized losses, 12 months or less	1,315	61,030	491
Fair value, greater than 12 months	59,885	15,433	19,724
Unrealized losses, greater than 12 months	2,458	616	438
Fair value, total	135,214	3,082,002	121,828
Unrealized losses, total	3,773	61,646	929
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		0	4,176
Unrealized losses, 12 months or less		0	67
Fair value, greater than 12 months		730	19,792
Unrealized losses, greater than 12 months		147	86
Fair value, total		730	23,968
Unrealized losses, total		147	$ 153
Corporate Debt Securities Public
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,397,507	17,688,481
Unrealized losses, 12 months or less	62,813	1,315,632
Fair value, greater than 12 months	3,717,317	1,659,827
Unrealized losses, greater than 12 months	367,310	674,073
Fair value, total	5,114,824	19,348,308
Unrealized losses, total	$ 430,123	$ 1,989,705